Shareholders' Equity (Details) - USD ($)																6 Months Ended
	Mar. 17, 2026	Feb. 12, 2026	Dec. 12, 2025	Oct. 07, 2025	Sep. 29, 2025	Oct. 17, 2024	Oct. 31, 2023	Oct. 20, 2023	Sep. 12, 2023	May 05, 2023	Apr. 28, 2023	Oct. 31, 2022	Oct. 28, 2022	May 20, 2021	Oct. 31, 2020	Apr. 30, 2026	Apr. 30, 2025	Feb. 06, 2026	Dec. 10, 2025	Oct. 31, 2025	Oct. 24, 2025
Shareholders’ Equity [Line Items]
Shares issued																512,757				12,558
Shares outstanding																512,757				12,558
Par value per share (in Dollars per share)																$ 7.8		$ 0.078
Subdivided shares																12,500,000				12,500,000
Common stock, par value (in Dollars per share)																$ 7.8				$ 7.8
Number of shares issued value (in Dollars)																$ 3,499,986
Shareholder holding share																1
Stock dividend shares																2
Price per unit sold (in Dollars per share)		$ 1.5			$ 0.6
Net cash proceeds (in Dollars)																$ 3,499,986
Exercise price per share (in Dollars per share)			$ 2.5		$ 0.6			$ 1.1								$ 0.001
Gross proceeds from private placement (in Dollars)										$ 1,200,000
Sell an aggregate units	8,400,000	40,000,000
Share consolidation																100-for-1
Warrant [Member]
Shareholders’ Equity [Line Items]
Common stock, par value (in Dollars per share)								0.018
Exercise price per share (in Dollars per share)								1.1								$ 0.35
Sale of units price Per unit (in Dollars per share)								$ 0.44
Each unit is comprised, ordinary share			1,463,000	90,000,000												1
Pre-Funded Warrants [Member]
Shareholders’ Equity [Line Items]
Gross proceeds (in Dollars)			$ 4,000,000
Share Subdivision [Member]
Shareholders’ Equity [Line Items]
Par value per share (in Dollars per share)															$ 0.09
Common Stock [Member]
Shareholders’ Equity [Line Items]
Shares issued																30,000,000
Common stock, par value (in Dollars per share)	$ 0.078
Number of shares issued value (in Dollars)													$ 60,000			$ 126,352
Number of shares issued												162,138	11,111	288,889		16,199
Conversion of note payable (in Dollars)							$ 1,720,800					$ 2,236,684
Exercise price per share (in Dollars per share)																$ 0
Common Stock [Member] | Equity Incentive Plan [Member]
Shareholders’ Equity [Line Items]
Shares issued																8,400,000
Purchase Agreement [Member]
Shareholders’ Equity [Line Items]
Shares issued					9,220,000
Sell an aggregate units			137,000
Purchasers [Member]
Shareholders’ Equity [Line Items]
Sell an aggregate units						500,000
Gross proceeds (in Dollars)						$ 360,000
Purchasers [Member] | Warrant [Member]
Shareholders’ Equity [Line Items]
Price per unit sold (in Dollars per share)				$ 0.4
Exercise price per share (in Dollars per share)			$ 0.078
Convertible Notes Payable [Member] | Common Stock [Member]
Shareholders’ Equity [Line Items]
Number of shares issued							598,943
Restricted Stock [Member]
Shareholders’ Equity [Line Items]
Price per unit sold (in Dollars per share)									$ 0.018
Sell an aggregate units									62,242
Gross proceeds (in Dollars)		$ 60,000,000							$ 66,600
Minimum [Member]
Shareholders’ Equity [Line Items]
Common stock, par value (in Dollars per share)																			$ 0.00195
Authorized share capital																2,777,778
Minimum [Member] | Common Stock [Member]
Shareholders’ Equity [Line Items]
Authorized share capital																		125,000,000
Maximum [Member]
Shareholders’ Equity [Line Items]
Common stock, par value (in Dollars per share)																			$ 0.078
Authorized share capital																8,333,333
Maximum [Member] | Common Stock [Member]
Shareholders’ Equity [Line Items]
Authorized share capital																		1,250,000,000
Authorized share capital [Member]
Shareholders’ Equity [Line Items]
Shares issued																555,556
Par value per share (in Dollars per share)															$ 0.018
Subdivided shares															5
Common stock, par value (in Dollars per share)															$ 0.018
Number of shares issued value (in Dollars)															$ 27,778
Number of shares issued															2,777,778
Shares outstanding															277,778	833,333
Authorized share capital [Member] | Share Subdivision [Member]
Shareholders’ Equity [Line Items]
Par value per share (in Dollars per share)																$ 0.018
Authorized share capital [Member] | Purchasers [Member]
Shareholders’ Equity [Line Items]
Common stock, par value (in Dollars per share)						$ 0.00195
Price per unit sold (in Dollars per share)						$ 0.72
Common Stock [Member]
Shareholders’ Equity [Line Items]
Common stock, par value (in Dollars per share)																					$ 0.00195
Net cash proceeds (in Dollars)							$ 3,568,599
Shares issued for compensation							177,778
Amount of shares compensation (in Dollars)							$ 2,717,326
Each unit is comprised, ordinary share																1
Common Stock [Member] | Note Payable [Member]
Shareholders’ Equity [Line Items]
Shares of conversion note payable							1,925,259
Common Stock [Member] | Purchasers [Member]
Shareholders’ Equity [Line Items]
Sell an aggregate units				30,000,000
Common Stock [Member] | Restricted Stock [Member]
Shareholders’ Equity [Line Items]
Number of shares issued																1,680,000
Common Stock [Member] | Minimum [Member]
Shareholders’ Equity [Line Items]
Authorized share capital value																		$ 9,750,000
Common Stock [Member] | Maximum [Member]
Shareholders’ Equity [Line Items]
Authorized share capital value																		$ 97,500,000
IPO [Member] | Warrant [Member]
Shareholders’ Equity [Line Items]
Exercisable warrant					18,440,000
IPO [Member] | Common Stock [Member]
Shareholders’ Equity [Line Items]
Price per unit sold (in Dollars per share)														$ 90
Direct Offering [Member]
Shareholders’ Equity [Line Items]
Number of shares issued value (in Dollars)					$ 5,532,000
Private Placement [Member]
Shareholders’ Equity [Line Items]
Number of units issued								113,636,360			8,000,000
Sale of units price Per unit (in Dollars per share)											$ 0.15
Gross proceeds from private placement (in Dollars)								$ 50,000,000			$ 1,200,000
Private Placement [Member] | Warrant [Member]
Shareholders’ Equity [Line Items]
Warrants shares																5